Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Deferred tax assets:
Net operating loss (NOL) carryforwards	$ 100,251	$ 79,233	$ 16,000
Research and development tax credits carryforwards	2,543	1,832	$ 2,900
Capitalized research and development expenses	16,673	13,296
Deferred rent	537	168
Accrued compensation	11,332	9,309
Other	5,931	4,104
Total deferred tax assets	137,267	107,942
Less valuation allowance	(137,267)	(107,942)
Net deferred tax assets	$ 0	$ 0